Other Current Assets	9 Months Ended
Sep. 30, 2016
Other Current Assets [Abstract]
Other Current Assets
5.	Other Current Assets:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	September 30, 2016	December 31, 2015

Prepaid expenses	432	476
Insurance claims	-	14
Other	65	167
Total	497	657